Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of employee benefit expenses [Abstract]
Schedule of Employee benefit expenses
	Year ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1	2 0 2 3
	NIS	NIS	NIS	US Dollars
Salary	42,126	33,888	33,263	11,615
Bonus	3,061	4,946	5,326	844
	45,187	38,834	38,589	12,459

Schedule of Key management personnel expenses
	Year ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1	2 0 2 3
	NIS	NIS	NIS	US Dollars

Salary and management fees	6,021	5,268	5,039	1,660
Bonus	2,661	4,569	4,840	734
Share based payment expense	536	321	-	89
Directors' remuneration	228	332	345	63
	9,446	10,490	10,224	2,546